PROPERTY AND EQUIPMENT	9 Months Ended
Jul. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	July 31, 2023	October 31, 2022
Vehicles	$40,000	$—
Small Equipment	$8,879	$—
Large Equipment	347,751	—
Property and Equipment, Gross	$396,630	$—
Less: accumulated depreciation	(18,314)	—
Property and Equipment, Net	$378,316	$—

Depreciation expense for the nine months ended July 31, 2023 and 2022 was $18,315 and $0, respectively.